UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard High-Yield Corporate Fund
Schedule of Investments
April 30, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. GOVERNMENT SECURITIES (5.2%)

U.S. Treasury Note	6.875%	5/15/2006	$56,920	$58,912
U.S. Treasury Note	3.375%	2/28/2007	64,665	64,372
U.S. Treasury Note	6.625%	5/15/2007	70,905	75,037
U.S. Treasury Note	5.625%	5/15/2008	74,630	78,629
U.S. Treasury Note	5.500%	5/15/2009	92,450	98,243
U.S. Treasury Note	5.750%	8/15/2010	49,155	53,425
U.S. Treasury Note	4.250%	8/15/2014	36,570	36,724

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $469,730)				465,342

CORPORATE BONDS (91.1%)

Finance (1.9%)
Banking (0.7%)
Chevy Chase Savings Bank	6.875%	12/1/2013	23,595	24,480
Western Financial Bank	9.625%	5/15/2012	32,695	35,474

Brokerage (0.4%)
E*Trade Financial Corp	8.000%	6/15/2011	22,395	22,899
REFCO Finance Holdings	9.000%	8/1/2012 (3)	16,580	17,782

Insurance (0.5%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	10,655	10,655
UnumProvident Corp.	7.625%	3/1/2011	9,195	9,816
UnumProvident Corp.	6.750%	12/15/2028	20,560	19,121
UnumProvident Corp.	7.375%	6/15/2032	1,430	1,412

Real Estate Investment Trusts (0.3%)
CBRE Escrow Inc.	9.750%	5/15/2010	5,940	6,593
Thornburg Mortgage	8.000%	5/15/2013	22,440	22,440

				170,672

Industrial (77.7%)
Basic Industry (13.7%)
AK Steel Corp.	7.750%	6/15/2012	17,725	15,775
Abitibi-Consolidated Inc.	8.550%	8/1/2010	74,775	71,784
Abitibi-Consolidated Inc.	7.500%	4/1/2028	27,010	20,798
Airgas, Inc.	9.125%	10/1/2011	23,900	25,872
Arch Western Finance	6.750%	7/1/2005 (2)	44,615	44,727
BCP Caylux Holdings	9.625%	6/15/2014	27,164	29,948
Borden U.S. Financial/Nova Scotia	9.000%	7/15/2014 (3)	22,360	22,416
Bowater Canada Finance	7.950%	11/15/2011	42,540	41,689
Bowater Inc.	6.500%	6/15/2013	1,785	1,611
CONSOL Energy Inc.	7.875%	3/1/2012	17,680	19,227
Compass Minerals Group	10.000%	8/15/2011	33,080	35,726
Equistar Chemicals LP	10.125%	9/1/2008	5,775	6,367
Equistar Chemicals LP	10.625%	5/1/2011	21,015	23,274
Fluor Corp.	6.950%	3/1/2007	9,820	9,992
Georgia-Pacific Corp.	8.875%	2/1/2010	47,095	52,275
Georgia-Pacific Corp.	9.375%	2/1/2013	72,660	81,016
Georgia-Pacific Corp.	8.000%	1/15/2024	11,805	12,749
Graphic Packaging Inc.	8.500%	8/15/2011	4,380	4,380
Hawk Corp.	8.750%	11/1/2014	9,150	9,379
Hercules Inc.	11.125%	11/15/2007	4,410	4,983
Huntsman Advanced Materials	11.000%	7/15/2010 (3)	5,770	6,592
Huntsman LLC	11.625%	10/15/2010	7,823	8,918
IMC Global, Inc.	10.875%	6/1/2008	27,735	31,549
IMC Global, Inc.	11.250%	6/1/2011	15,810	17,549
IMC Global, Inc.	7.300%	1/15/2028	22,500	22,556
Koppers Inc.	9.875%	10/15/2013	22,195	23,860
Longview Fibre Co.	10.000%	1/15/2009	16,550	17,543
Lubrizol Corp.	5.500%	10/1/2014	7,750	7,802
Lyondell Chemical Co.	9.625%	5/1/2007	56,000	59,360
Lyondell Chemical Co.	9.875%	5/1/2007	1,017	1,045
Lyondell Chemical Co.	9.500%	12/15/2008	23,280	24,735
MDP Acquisitions	9.625%	10/1/2012	27,720	28,413
Massey Energy Co.	6.625%	11/15/2010	20,045	19,995
Methanex Corp.	8.750%	8/15/2012	28,910	33,391
Millennium America Inc.	9.250%	6/15/2008	28,160	30,272
Nalco Co.	7.750%	11/15/2011	25,385	26,020
Neenah Paper Inc.	7.375%	11/15/2014(3)	23,780	22,353
Norske Skog Canada	8.625%	6/15/2011	37,500	38,156
Norske Skog Canada	7.375%	3/1/2014	5,735	5,477
Nova Chemicals Corp.	6.500%	1/15/2012	9,140	9,231
Novelis Corp.	7.250%	2/15/2015 (3)	26,600	25,603
Omnova Solutions Inc.	11.250%	6/1/2010	8,100	8,282
Peabody Energy Corp.	6.875%	3/15/2013	39,260	40,536
Russel Metals Inc.	6.375%	3/1/2014	4,400	4,180
Ryerson Tull, Inc.	9.125%	7/15/2006	11,960	11,661
Smurfit Capital Funding PLC	7.500%	11/20/2025	6,685	6,484
Steel Dynamics, Inc.	9.500%	3/15/2009	24,270	25,969
Stone Container Corp.	9.250%	2/1/2008	31,000	32,085
Stone Container Corp.	9.750%	2/1/2011	23,310	24,126
Stone Container Corp.	8.375%	7/1/2012	6,300	6,237
Tembec Industries Inc.	8.500%	2/1/2011	18,845	14,416
U.S. Steel LLC	10.750%	8/1/2008	25,985	29,103
Union Carbide Corp.	6.790%	6/1/2005	19,525	19,867

Capital Goods (6.8%)
Alliant Techsystems Inc.	8.500%	5/15/2011	10,605	11,268
Allied Waste North America Inc.	8.875%	4/1/2008	43,365	44,449
Allied Waste North America Inc.	8.500%	12/1/2008	4,470	4,554
Allied Waste North America Inc.	7.250%	3/15/2015 (3)	18,575	16,903
American Standard Cos. Inc.	7.625%	2/15/2010	29,730	33,215
Anchor Glass Container	11.000%	2/15/2013	29,715	24,366
Argo Tech Corp.	9.250%	6/1/2011	12,265	13,124
Building Materials Corp.	7.750%	8/1/2014	33,575	32,400
Case New Holland Inc.	9.250%	8/1/2011 (3)	43,550	44,965
Case New Holland Inc.	9.250%	8/1/2011 (3)	22,275	22,832
Crown Euro Holdings SA	9.500%	3/1/2011	19,830	21,714
Crown Euro Holdings SA	10.875%	3/1/2013	24,240	27,876
Douglas Dynamic LLC	7.750%	1/15/2012 (3)	5,605	5,493
Invensys PLC	9.875%	3/15/2011 (3)	29,820	29,596
Kennametal Inc.	7.200%	6/15/2012	8,535	9,508
L-3 Communications Corp.	7.625%	6/15/2012	24,850	26,093
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,278
Moog Inc.	6.250%	1/15/2015	7,115	7,044
NMHG Holding Co.	10.000%	5/15/2009	17,105	18,388
Owens-Brockway Glass Conainter, Inc.	7.750%	5/15/2011	31,555	33,448
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	21,610	22,853
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	4,310	4,709
Pliant Corp.	11.125%	9/1/2009	16,920	15,397
Sequa Corp.	9.000%	8/1/2009	41,475	44,171
Texas Industries Inc.	10.250%	6/15/2011	10,635	12,018
TransDigm, Inc.	8.375%	7/15/2011	1,100	1,111
Tyco International Group SA	6.750%	2/15/2011	15,905	17,497
United Rental North America	6.500%	2/15/2012	57,020	53,884

Communication (19.1%)
AT&T Corp.	9.050%	11/15/2005(2)	40,640	46,343
AT&T Corp.	9.750%	11/15/2005(2)	18,840	23,512
Advanstar Communications	10.750%	8/15/2010	11,685	12,853
Alaska Communications System Holdings	9.875%	8/15/2011	22,574	23,872
CSC Holdings, Inc.	7.875%	12/15/2007	13,125	13,420
CSC Holdings, Inc.	8.125%	7/15/2009	28,765	29,700
CSC Holdings, Inc.	8.125%	8/15/2009	35,090	36,230
CSC Holdings, Inc.	7.625%	4/1/2011	35,250	35,867
CSC Holdings, Inc.	6.750%	4/15/2012 (3)	10,160	9,957
Canwest Media Inc.	10.625%	5/15/2011	17,175	18,635
Canwest Media Inc.	8.000%	9/15/2012 (3)	28,600	29,601
Centennial Communication	8.125%	8/1/2005 (2)	2,915	2,930
Charter Communications OPT LLC	8.000%	4/30/2012 (3)	46,680	44,929
Charter Communications OPT LLC	8.375%	4/30/2014 (3)	22,330	21,493
Citizens Communications	7.625%	8/15/2008	13,035	13,426
Citizens Communications	9.250%	5/15/2011	62,665	68,148
Corus Entertainment, Inc.	8.750%	3/1/2012	47,630	50,250
Dex Media East LLC	9.875%	11/15/2009	33,570	36,759
Dex Media West LLC	8.500%	8/15/2010	8,735	9,390
Dex Media, Inc.	8.000%	11/15/2013	16,290	16,799
Dobson Cellular Systems	8.375%	11/1/2011 (3)	23,175	23,291
EchoStar DBS Corp.	5.750%	10/1/2008	13,795	13,588
EchoStar DBS Corp.	9.125%	1/15/2009	1,170	1,249
EchoStar DBS Corp.	6.375%	10/1/2011	43,540	42,887
GCI Inc.	7.250%	2/15/2014 (3)	6,090	5,831
GCI Inc.	7.250%	2/15/2014	47,385	45,371
Houghton Mifflin Co.	8.250%	2/1/2011	34,915	35,351
Insight Midwest LP	9.750%	10/1/2009	19,000	19,855
Insight Midwest LP	10.500%	11/1/2010	77,295	82,319
Intelsat Bermuda Ltd.	7.805%	7/15/2005 (2)(3)	8,390	8,474
Intelsat Bermuda Ltd.	8.250%	1/15/2013 (3)	6,980	6,980
Intelsat Bermuda Ltd.	8.625%	1/15/2015 (3)	27,920	28,199
Intelsat Ltd.	5.250%	11/1/2008	17,290	15,647
Lamar Media Corp.	7.250%	1/1/2013	10,960	11,289
MCI Inc.	8.735%	11/1/2005 (2)	50,790	55,044
MCI Inc.	7.688%	11/1/2005 (2)	23,915	24,692
Mail-Well Corp.	9.625%	3/15/2012	32,795	34,927
Mediacom Broadband LLC	11.000%	7/15/2013	37,850	39,743
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	16,565	15,902
Medianews Group Inc.	6.875%	10/1/2013	22,880	22,194
Nextel Communications	6.875%	10/31/2013	37,905	39,895
Nextel Communications	5.950%	3/15/2014	82,441	83,678
PanAmSat Corp.	9.000%	8/15/2014	8,011	8,372
Quebecor Media Inc.	11.125%	7/15/2011	41,735	45,909
Qwest Communications International Inc.	7.750%	8/15/2005 (2)(3)	16,975	16,254
Qwest Communications International Inc.	8.000%	8/15/2005 (2)(3)	12,540	11,850
Qwest Communications International Inc.	9.125%	9/15/2005 (2)(3)	93,455	99,062
Radio One Inc.	6.375%	2/15/2013 (3)	11,595	11,247
Rogers Cable Inc.	7.875%	5/1/2012	3,810	3,953
Rogers Cable Inc.	6.250%	6/15/2013	42,465	39,917
Rogers Cable Inc.	5.500%	3/15/2014	25,505	22,699
Rogers Cable Inc.	6.750%	3/15/2015	6,610	6,346
Rogers Cable Inc.	7.500%	3/15/2015	13,530	13,902
Rogers Wireless Inc.	9.625%	5/1/2011	53,740	60,861
Rogers Wireless Inc.	6.375%	3/1/2014	33,590	32,246
Shaw Communications Inc.	8.250%	4/11/2010	28,950	31,700
Shaw Communications Inc.	7.250%	4/6/2011	1,885	2,003
Sinclair Broadcast Group	8.750%	12/15/2011	16,290	16,738
Sinclair Broadcast Group	8.000%	3/15/2012	27,815	27,815
US West Communications Group	6.875%	9/15/2033	25,205	20,794
Vertis Inc.	9.750%	4/1/2009	14,090	14,231
Vertis Inc.	10.875%	6/15/2009	8,640	7,690

Consumer Cyclical (14.2%)
AMC Entertainment Inc.	8.000%	3/1/2014	24,160	21,986
Affinia Group Inc.	9.000%	11/30/2014(3)	6,530	5,812
Argosy Gaming Co.	7.000%	1/15/2014	15,215	16,660
Arvinmeritor Inc.	8.750%	3/1/2012	28,260	26,282
Aztar Corp	9.000%	8/15/2011	34,925	37,457
Beazer Homes USA, Inc.	8.625%	5/15/2011	34,000	36,210
Beazer Homes USA, Inc.	8.375%	4/15/2012	2,680	2,841
Boyd Gaming Corp.	8.750%	4/15/2012	7,495	8,095
Boyd Gaming Corp.	7.750%	12/15/2012	10,260	10,773
Boyd Gaming Corp.	6.750%	4/15/2014	5,085	5,009
Corrections Corp.	6.250%	3/15/2013 (3)	12,065	11,673
Cummins Inc.	9.500%	12/1/2005 (2)	7,940	8,535
Cummins Inc.	7.125%	3/1/2028	6,550	6,353
D.R. Horton, Inc.	5.000%	1/15/2009	2,225	2,203
D.R. Horton, Inc.	9.750%	9/15/2010	3,525	4,115
D.R. Horton, Inc.	7.875%	8/15/2011	12,535	13,883
D.R. Horton, Inc.	5.250%	2/15/2015	28,450	26,814
D.R. Horton, Inc.	5.625%	1/15/2016	18,265	17,580
Dana Corp.	7.000%	3/15/2028	6,195	4,987
Dura Operating Corp.	8.625%	4/15/2012	13,990	12,171
Felcor Lodging LP	9.000%	12/1/2005 (2)	7,180	7,647
HMH Properties Inc.	7.875%	8/1/2008	579	591
Hilton Hotels Corp.	7.500%	12/15/2017	5,110	5,950
Host Marriott LP	9.500%	1/15/2007	24,505	25,975
Host Marriott LP	7.125%	11/1/2013	68,215	68,897
ITT Corp.	7.375%	11/15/2015	2,440	2,608
Isle of Capri Casinos	7.000%	3/1/2014	23,470	22,825
J.B. Poindexter Co.	8.750%	3/15/2014 (3)	18,885	18,318
J.C. Penney Co., Inc.	7.375%	8/15/2008	10,290	10,895
John Q. Hammons Hotel	8.875%	5/15/2012	12,935	13,743
KB Home	8.625%	12/15/2008	13,485	14,665
KB Home	7.750%	2/1/2010	7,600	7,923
La Quinta Properties	7.000%	8/15/2012	5,340	5,447
Liberty Media Corp.	7.750%	7/15/2009	6,180	6,719
Liberty Media Corp.	7.875%	7/15/2009	26,840	29,304
Liberty Media Corp.	5.700%	5/15/2013	29,345	28,004
Liberty Media Corp.	8.250%	2/1/2030	21,440	22,130
Lodgenet Entertainment Corp.	9.500%	6/15/2013	9,310	10,008
MGM Mirage, Inc.	9.750%	6/1/2007	14,910	16,066
MGM Mirage, Inc.	8.500%	9/15/2010	78,475	85,145
Mandalay Resort Group	10.250%	8/1/2007	15,955	17,511
Mandalay Resort Group	9.375%	2/15/2010	37,730	41,503
Marquee Inc.	8.625%	8/15/2012 (3)	23,910	24,627
Meritage Corp.	7.000%	5/1/2014	14,265	14,015
Mohegan Tribal Gaming	6.125%	2/15/2013 (3)	13,640	13,367
Navistar International Corp.	6.250%	3/1/2012 (3)	11,865	10,797
Park Place Entertainment Corp.	8.875%	9/15/2008	23,930	26,263
Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	2,107
Park Place Entertainment Corp.	7.000%	4/15/2013	35,160	38,149
Penn National Gaming Inc.	8.875%	3/15/2010	5,390	5,740
Rite Aid Corp.	8.125%	5/1/2010	7,910	7,712
Rite Aid Corp.	9.500%	2/15/2011	45,305	46,098
Rite Aid Corp.	7.500%	1/15/2015 (3)	4,175	3,841
Riviera Holdings Corp.	11.000%	6/15/2010	14,970	16,467
Royal Caribbean Cruises	7.500%	10/15/2027	14,905	15,837
Scientific Games Corp.	6.250%	12/15/2012(3)	6,130	6,038
Seneca Gaming Corp.	7.250%	5/1/2012	21,825	21,552
Speedway Motorsports Inc.	6.750%	6/1/2013	11,505	11,649
Standard Pacific Corp.	6.875%	5/15/2011	26,250	26,513
Standard Pacific Corp.	7.750%	3/15/2013	12,640	13,082
Starwood Hotel Resorts	7.875%	11/1/2005 (2)	51,835	56,695
Station Casinos	6.000%	4/1/2012	5,830	5,772
Station Casinos	6.500%	2/1/2014	32,365	32,041
TRW Automotive Inc.	9.375%	2/15/2013	36,765	37,684
Tenneco Automotive Inc.	10.250%	7/15/2013	19,725	21,550
Toll Brothers, Inc.	8.250%	2/1/2011	7,425	7,815
Toll Brothers, Inc.	8.250%	12/1/2011	635	676
Visteon Corp.	7.000%	3/10/2014	25,375	17,763
Wynn Las Vegas LLC	6.625%	12/1/2014 (3)	40,825	37,865

Consumer Noncyclical (9.1%)
Ahold Finance USA Inc.	6.875%	5/1/2029	24,270	22,814
Altria Group, Inc.	7.000%	11/4/2013	9,995	11,032
AmerisourceBergen Corp.	8.125%	9/1/2008	38,850	42,055
AmerisourceBergen Corp.	7.250%	11/15/2012	25,570	27,360
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	6,550	6,779
Bio-Rad Laboratories Inc.	6.125%	12/15/2014(3)	6,035	5,854
Biovail Corp.	7.875%	4/1/2010	48,695	48,573
Bombardier Recreational	8.375%	12/15/2013	21,885	22,760
Church & Dwight Co., Inc.	6.000%	12/15/2012(3)	1,490	1,445
Columbia/HCA Healthcare Corp.	7.000%	7/1/2007	15,000	15,570
Columbia/HCA Healthcare Corp.	7.250%	5/20/2008	20,280	21,370
Columbia/HCA Healthcare Corp.	7.690%	6/15/2025	4,510	4,627
Constellation Brands Inc.	8.000%	2/15/2008	5,360	5,548
Constellation Brands Inc.	8.125%	1/15/2012	24,805	25,053
Coventry Health Care Inc.	8.125%	2/15/2012	20,035	21,638
DaVita Inc.	6.625%	3/15/2013 (3)	12,915	12,818
DaVita Inc.	7.250%	3/15/2015 (3)	13,120	12,858
Delhaize America Inc.	9.000%	4/15/2031	12,665	15,039
Dimon Inc.	9.625%	10/15/2011	15,580	17,512
Dole Foods Co.	7.250%	6/15/2010	2,955	2,940
Dole Foods Co.	8.875%	3/15/2011	14,125	14,902
HCA Inc.	5.500%	12/1/2009	13,930	13,793
HCA Inc.	8.750%	9/1/2010	27,000	30,319
HCA Inc.	5.750%	3/15/2014	9,135	8,804
HCA Inc.	6.375%	1/15/2015	55,090	55,034
HCA Inc.	7.500%	11/6/2033	9,725	10,029
HealthSouth Corp.	8.375%	1/2/2009	12,800	12,672
HealthSouth Corp.	7.625%	6/1/2012	28,855	27,845
Iasis Healthcare LLC	8.750%	6/15/2014	4,880	5,014
Movie Gallery	11.000%	5/1/2012 (3)	17,480	17,305
NDC Health Corp.	10.500%	12/1/2012	25,745	27,032
Neighborcare Inc.	6.875%	11/15/2013	20,865	21,700
Omnicare, Inc.	8.125%	3/15/2011	42,445	44,567
Omnicare, Inc.	6.125%	6/1/2013	6,565	6,352
Owens & Minor, Inc.	8.500%	7/15/2011	29,985	31,934
Philip Morris Cos., Inc.	7.750%	1/15/2027	9,990	11,797
Radiologix, Inc.	10.500%	12/15/2008	21,140	22,091
Standard Commercial Corp.	8.000%	10/15/2005(2)	7,015	8,032
Triad Hospitals Inc.	7.000%	5/15/2012	51,465	52,752
United Agricultural Products	8.250%	6/15/2005 (2)	5,476	5,339
VWR International Inc.	8.000%	4/15/2014	8,810	8,370
Valeant Pharmaceuticals International	7.000%	12/15/2011	13,710	13,607
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	20,095	19,643

Energy (6.3%)
Amerada Hess Corp.	7.875%	10/1/2029	19,570	23,443
Amerada Hess Corp.	7.300%	8/15/2031	39,690	45,035
Chesapeake Energy Corp.	8.125%	4/1/2011	17,495	18,501
Chesapeake Energy Corp.	7.750%	1/15/2015	3,785	3,993
Chesapeake Energy Corp.	6.625%	1/15/2016 (3)	48,625	48,139
Chesapeake Energy Corp.	6.875%	1/15/2016	14,045	14,185
Delta Petroleum Corp.	7.000%	4/1/2015 (3)	3,610	3,439
Encore Acquisition Co.	8.375%	6/15/2012	7,695	8,195
Encore Acquisition Co.	6.250%	4/15/2014	5,010	4,847
Evergreen Resources	5.875%	3/15/2012	5,400	5,408
Exco Resources Inc.	7.250%	1/15/2011	22,225	21,947
Forest Oil Corp.	8.000%	12/15/2011	21,660	23,555
Forest Oil Corp.	7.750%	5/1/2014	13,755	14,374
Giant Industries	11.000%	5/15/2012	15,257	17,355
Giant Industries	8.000%	5/15/2014	2,630	2,656
Harvest Operations Corp.	7.875%	10/15/2011	5,180	5,102
Hornbeck Offshore Services	6.125%	12/1/2014	12,910	12,684
Key Energy Services Inc.	6.375%	5/1/2013	5,240	5,057
Magnum Hunter Resources Inc.	9.600%	3/15/2012	21,606	23,983
Newfield Exploration Co.	7.450%	10/15/2007	14,500	15,116
Newfield Exploration Co.	8.375%	8/15/2012	33,750	36,450
Parker Drilling Co.	9.625%	10/1/2013	22,645	24,853
Plains Exploration & Production Co.	8.750%	7/1/2012	4,385	4,736
Plains Exploration & Production Co.	7.125%	6/15/2014	9,850	10,219
Premcor Refining Group	6.750%	2/1/2011	1,415	1,496
Premcor Refining Group	9.500%	2/1/2013	42,165	47,963
Premcor Refining Group	6.750%	5/1/2014	2,945	3,078
Pride International Inc.	7.375%	7/15/2014	50,760	53,552
Range Resources	6.375%	3/15/2015 (3)	7,470	7,209
Tesoro Petroleum Corp.	8.000%	4/15/2008	12,105	12,710
Whiting Petroleum Corp.	7.250%	5/1/2012	17,725	17,636
Whiting Petroleum Corp.	7.250%	5/1/2013	21,975	21,755

Technology (4.1%)
Amkor Technology Inc.	9.250%	2/15/2008	18,235	16,731
Flextronics International Ltd.	6.250%	11/15/2014	24,315	22,856
Iron Mountain, Inc.	7.750%	1/15/2015	16,635	15,720
Lucent Technologies	6.450%	3/15/2029	15,375	12,953
MagnaChip Semiconductor	6.875%	12/15/2011(3)	6,785	6,174
Sanmina-SCI Corp.	10.375%	1/15/2010	42,075	46,072
Sanmina-Sci Corp.	6.750%	3/1/2013 (3)	10,480	9,484
Solectron Corp.	9.625%	2/15/2009	51,000	55,590
UGS Corp.	10.000%	6/1/2012 (3)	33,100	35,583
Xerox Corp.	9.750%	1/15/2009	90,000	101,700
Xerox Corp.	7.125%	6/15/2010	13,215	13,942
Xerox Corp.	8.000%	2/1/2027	23,305	23,771

Transportation (1.4%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	14,100	14,417
Continental Airlines Enhanced Equipment Trust Certificates	7.056%	9/15/2009 (1)	18,810	19,139
Continental Airlines Enhanced Equipment Trust Certificates	6.900%	1/2/2018	9,226	9,018
Delta Air Lines Enhanced Equipment Trust Certificates	7.111%	9/18/2011	25,545	23,885
Kansas City Southern Industries, Inc.	9.500%	10/1/2008	20,000	21,550
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	23,585	23,821
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	8,195	7,949
TFM SA de C.V	9.375%	5/1/2012 (3)	8,235	8,256
Westinghouse Air Brake	6.875%	7/31/2013	135	136

Other (3.0%)
Adesa Corp.	7.625%	6/15/2012	25,175	24,923
FastenTech Inc.	11.500%	11/1/2005 (2)	13,040	13,920
General Cable Corp.	9.500%	11/15/2010	20,705	21,999
Itron Inc.	7.750%	5/15/2012	3,135	3,135
JohnsonDiversey Inc.	9.625%	5/15/2012	29,845	30,740
National Waterworks Inc.	10.500%	12/1/2012	12,045	13,581
Petroleum Geo-Services	10.000%	11/5/2010	40,465	45,523
Thomas & Betts Corp.	7.250%	6/1/2008	6,225	6,684
Thomas & Betts Corp.	6.390%	2/10/2009	1,400	1,458
Timken Co.	5.750%	2/15/2010	21,860	22,531
UCAR Finance, Inc.	10.250%	2/15/2012	55,940	59,296
Valmont Industries Inc.	6.875%	5/1/2014	4,065	4,024
Wesco Distribution Inc.	9.125%	6/1/2008	19,198	19,534

				6,908,989

Utilities (11.5%)
Electric (7.2%)
AES Corp.	9.500%	6/1/2009	1,885	2,041
AES Corp.	9.375%	9/15/2010	2,990	3,259
AES Corp.	8.750%	5/15/2013 (3)	53,620	57,910
AES Corp.	9.000%	5/15/2015 (3)	61,990	67,569
Allegheny Energy Supply	7.800%	3/15/2011	6,340	6,578
Aquila Inc.	9.950%	8/1/2005 (2)	42,960	47,363
Avista Corp.	9.750%	6/1/2008	19,005	21,666
CMS Energy Corp.	7.500%	1/15/2009	9,032	9,190
CMS Energy Corp.	8.500%	4/15/2011	21,750	23,055
DPL Inc.	6.875%	9/1/2011	21,310	22,802
Edison Mission	9.875%	4/15/2011	13,300	14,929
FirstEnergy Corp.	7.375%	11/15/2031	19,885	23,525
Midwest Generation LLC	8.750%	5/1/2014	44,880	48,695
NRG Energy Inc.	8.000%	12/15/2013(3)	12,162	12,314
Nevada Power Co.	10.875%	10/15/2009	2,990	3,341
Nevada Power Co.	8.250%	6/1/2011	13,500	15,053
Nevada Power Co.	6.500%	4/15/2012	9,945	10,144
Nevada Power Co.	9.000%	8/15/2013	17,140	19,025
Nevada Power Co.	5.875%	1/15/2015 (3)	15,895	15,537
Northwestern Corp.	5.875%	11/1/2014 (3)	3,045	3,041
Reliant Energy, Inc.	6.750%	12/15/2014	32,460	28,646
Sierra Pacific Resources	8.625%	3/15/2014	11,390	12,159
TECO Energy, Inc.	7.200%	5/1/2011	28,710	30,289
TECO Energy, Inc.	7.000%	5/1/2012	2,200	2,316
TNP Enterprises Inc.	10.250%	4/1/2010	5,905	6,230
TXU Corp.	5.550%	11/15/2014(3)	33,340	32,480
TXU Corp.	6.500%	11/15/2024(3)	33,120	33,050
TXU Corp.	6.550%	11/15/2034(3)	23,925	23,712
Texas Genco LLC	6.875%	12/15/2014(3)	38,450	37,873
Western Resources, Inc.	7.125%	8/1/2009	7,995	8,555

Natural Gas (4.3%)
ANR Pipeline Co.	8.875%	3/15/2010	37,050	40,199
CenterPoint Energy Resources	7.875%	4/1/2013	38,085	44,924
Colorado Interstate Gas	5.950%	3/15/2015 (3)	3,115	3,006
El Paso Natural Gas Co.	7.625%	8/1/2010	13,275	13,906
El Paso Natural Gas Co.	7.500%	11/15/2026	6,670	6,853
El Paso Production Holdings	7.750%	6/1/2013	64,495	64,334
Enterprise Products Operating LP	6.875%	3/1/2033	32,575	34,975
Enterprise Products Operating LP	5.750%	3/1/2035 (3)	11,500	10,920
Markwest Energy	6.875%	11/1/2014 (3)	3,440	3,388
Semco Energy Inc.	7.125%	5/15/2008	3,490	3,516
Semco Energy Inc.	7.750%	5/15/2013	2,755	2,831
Southern Natural Gas	8.875%	3/15/2010	35,395	38,227
Suburban Propane Partners	6.875%	12/15/2013	12,050	11,508
Williams Cos., Inc.	7.125%	9/1/2011	41,285	42,833
Williams Cos., Inc.	8.125%	9/15/2005 (2)	38,775	41,586
Williams Cos., Inc.	7.500%	1/15/2031	14,850	15,258
Williams Cos., Inc.	7.750%	6/15/2031	1,515	1,579

				1,022,190

TOTAL CORPORATE BONDS
(Cost $8,029,371)				8,101,851

TEMPORARY CASH INVESTMENTS (4.3%)

Repurchase Agreement (1.0%)
Goldman Sachs & Co.
2.970%, 5/2/2005			87,300	87,300

(Dated 4/29/2005, Repurchase Value $87,322,000,
collateralized by Federal Home Loan Mortgage Corp.,
4.875%, 11/15/2013, Federal Home Loan Bank, 1.630%-7.625%,
5/20/2005-5/14/2010, and Federal National Mortgage Assn
3.250%, 2/15/2009)			Shares

Money Market Fund (3.3%)
Vanguard Market Liquidity Fund 2.829%*			296,112,564	296,113

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $383,413)				383,413

TOTAL INVESTMENTS (100.6%)
(Cost $8,882,514)				8,950,606

OTHER ASSETS AND LIABILITIES-NET (-0.6%)				(52,231)

NET ASSETS (100%)				$8,898,375

*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)     The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Adjustable-rate note.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At April 30, 2005, the aggregate value of these securities was $1,133,405,000, representing 12.7% of net assets.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.